Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	$ 36,883	$ 31,957	$ 48,793
Leasehold Improvements [Member]
Property and Equipment, Net (Details) [Line Items]
Total property and equipment	$ 339,657